Note 23 - Derivative Financial Assets (Details Textual)	1 Months Ended	12 Months Ended
	Nov. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Commodity price risk [member] | Derivative contract for 4,600 ounces of Gold [member]
Statement Line Items [Line Items]
Hedging instruments, participation, price	$ 379,000
Derivative contract, number of ounces of gold hedged	4,600
Hedging instruments, protected, price	$ 1,400
Hedged item, assets				$ 102,000
Gold ETF [member]
Statement Line Items [Line Items]
Derivative instrument, notional amount			$ 1,058,000
Trading income (expense) on foreign exchange contracts		$ (164,000)
Gains (losses) on change in value of foreign currency basis spreads, net of tax		$ 290,000